2. Summary of Significant Accounting Policies: (j) Comprehensive Loss (Policies)	12 Months Ended
Dec. 31, 2019
Policies
(j) Comprehensive Loss

(j)Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2019 and 2018, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the consolidated financial statements.